Other notes, Directors and Key Management Personnel (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Compensation by category [Abstract]
Short-term employment benefits	$ 2,297,211	$ 2,211,445	$ 2,195,825
Share-based payment	91,111	0	0
Post-employment benefits	87,701	99,352	96,132
Total compensation	$ 2,476,023	$ 2,310,797	$ 2,291,957